Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Short-Intermediate Duration Municipal Trust
Prospectus Date	rr_ProspectusDate	Aug. 31, 2024
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2024